SCHEDULE OF MOVEMENT OF ALLOWANCE FOR CREDIT LOSS ADVANCE TO SUPPLIER (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Advance To Suppliers Net
Balance at beginning of the period	$ 3,196,567	$ 1,669,088
Addition during the six-month period	1,197,262	1,907,921
Exchange differences	102,653	(39,715)
Balance at end of the period	$ 4,496,482	$ 3,537,294